Inventories	6 Months Ended
Jun. 30, 2026
Inventories
Inventories

6.  Inventories

Inventories, net of provision for excess and obsolete inventories, consisted of the following:

	June 30,	December 31,
	2026	2025

	(in US$’000)
Raw materials	25,118	22,451
Finished goods	15,722	18,678
	40,840	41,129